Leases - Schedule of Maturity Analysis of Future Minimum Operating Leases Payments (Detail) - Apr. 30, 2023 - Head Office [Member] ¥ in Thousands, $ in Thousands	JPY (¥)	USD ($)
Lessee, Lease, Description [Line Items]
2024	¥ 57,286	$ 421
2025	4,158	31
2026	2,131	16
Total	63,575	468
Less: Interest component	(1,092)	(8)
Present value of minimum lease payments	¥ 62,483	$ 460